MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                MFS(R) BOND FUND
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                         MFS(R) DIVERSIFIED INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                     MFS(R) LIFETIME RETIREMENT INCOME FUND
                            MFS(R) LIFETIME 2010 FUND
                            MFS(R) LIFETIME 2020 FUND
                            MFS(R) LIFETIME 2030 FUND
                            MFS(R) LIFETIME 2040 FUND
                          MFS(R) LIMITED MATURITY FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) MODERATE ALLOCATION FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) NEW ENDEAVOR FUND
                            MFS(R) RESEARCH BOND FUND
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                          MFS(R) SECTOR ROTATIONAL FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                            MFS(R) TOTAL RETURN FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                         AL, AR, CA, FL, GA, MD, MA, MS,
                           NY, NC, PA, SC, TN, VA, WV

                         (the "Above-Referenced Funds")

                        Supplement to Current Prospectus:


Effective immediately, the sub-section entitled "Management of the Fund - Shareholder Servicing Agent" in the prospectuses of the Above-Referenced Funds is restated as follows:


Shareholder Servicing Agent


MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. Under the Agreement, MFSC may receive a fee based on the costs it incurs in providing these services, including payments made to affiliated and unaffiliated service providers that provide certain accounting, network, subtransfer agent and other shareholder services (shareholder servicing payments) and out-of-pocket expenses, plus a target profit margin.


Effective February 1, 2007, in the section entitled "Description of Share Classes" in the prospectuses of the Above-Referenced Funds, the sentence that reads "Class R shares are available for purchase only by retirement plans that held class R shares of the fund on March 31, 2005" is restated as follows:


Class R shares are available for purchase only by retirement plans that held Class R shares of a fund on March 31, 2005, and by retirement plans (other than plans for which MFS or an affiliate provides participant recordkeeping, and plans for which MFS Heritage Trust Company serves as a trustee) that are held by MFSC at the plan or omnibus level.


Effective immediately, either the last three paragraphs of the sub-section entitled "Description of Share Classes - Financial Intermediary Compensation" or the last two paragraphs of the sub-section entitled "Description of Share Classes - Financial Intermediary Support Payments" in the prospectuses of the Above-Referenced Funds are restated as follows:


In addition, financial intermediaries may receive payments from MFD from MFD's own additional resources as incentives to market the MFS funds, to cooperate with MFD's promotional efforts and/or in recognition of their marketing, administrative services, and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund's prospectus. MFD compensates financial intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level, and/or type of marketing and administrative support provided by the financial intermediary, the level of assets attributable to and/or sales by the financial intermediary and the quality of the overall relationship with the financial intermediary.


These additional payments by MFD may take the form of payments to financial intermediaries that provide marketing support and administrative services to MFD with respect to fund shares sold or held through the financial intermediary's retail distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD may also make payments to financial intermediaries to help offset the cost associated with client account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, MFD may make other payments or allow other promotional incentives or payments to financial intermediaries.


You can find further details in the SAI about the payments made by MFD and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from MFD and any services it provides, as well as about fees and/or commissions it charges. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with a MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries' sales of shares of a MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.


                 The date of this supplement is January 1, 2007.